Equity (Details Narrative) - BRL (R$) R$ in Thousands		3 Months Ended
	Jun. 26, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure Equity Abstract
Paid-in capital value		R$ 15,000,000	R$ 15,000,000
Paid-in capital shares		683,509,869	683,509,869
Dividends paid, classified as operating activities			R$ 836,839
Surplus minimum mandatory			R$ 147,689
Additional proposed dividends	R$ 984,528